CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY (Parenthetical)	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY
Share split ratio	500	500